Unaudited Condensed Consolidated Statements of Cash Flows - 10Q - USD ($) $ in Thousands	5 Months Ended	6 Months Ended
	Oct. 15, 2023	Oct. 09, 2022
Cash flows from operating activities:
Net (loss) income	$ (10,329)	$ 1,645
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Gain on modification of operating leases	(3,281)	0
Depreciation expense	3,341	3,714
Non-cash operating lease expense	2,646	2,560
Operating lease tenant allowances	1,272	2,424
Stock based compensation	361	111
Gain on change in fair value of warrant liability	(1,350)	0
Gain on extinguishment of debt	0	(8,448)
Amortization of debt issuance costs	897	9
Accounts receivable	188	(56)
Inventories	(28)	(59)
Prepaid expenses and other current assets	(85)	49
Other long-term assets	(5,005)	0
Accrued occupancy costs	(4,210)	(2,038)
Other accrued liabilities	289	(408)
Operating lease liabilities	(4,697)	(4,101)
Net cash (used in) operating activities	(15,924)	(997)
Cash flows from investing activities:
Purchase of property and equipment	(9,793)	(3,539)
Net cash provided by (used in) investing activities	(9,793)	(3,539)
Cash flows from financing activities:
Proceeds from stock option exercises	0	6
Proceeds from issuance of preferred stock, net	19,843	200
De-SPAC transaction costs	(1,540)	0
Principal payments on long-term notes payable	(283)	(999)
Debt issuance costs	(247)	0
Redemption of long-term notes payable	0	(100)
Proceeds from long-term borrowings	7,499	0
Net cash provided by (used in) financing activities	25,272	(893)
Net change in cash and cash equivalents	(445)	(5,429)
Cash and cash equivalents, beginning of period	8,436	8,907
Cash and cash equivalents, end of period	7,991	3,478
Supplemental disclosures of cash flow information:
Cash paid for interest	2,287	529
Supplemental disclosures of non-cash operating, investing and financing activities:
Conversion of long-term borrowings to preferred shares	0	1,050
(Increase) decrease in operating lease right-of-use assets	560	(2,654)
Non-cash finance obligation	665	0
Non-cash capital expenditures included in accounts payable	2,798	3,288
Change in redemption amount of preferred stock	1,423	0
Cumulative unpaid dividends on preferred stock	528	0
Nonrelated Party
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Accounts payable	3,258	3,578
Related Party
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Accounts payable	$ 809	$ 23